As filed with the Securities and Exchange Commission on March 23, 2017

File No. 333-215180

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

HARBOR FUNDS

(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606

(Address of Principal Executive Offices)

(312) 443-4400

(Registrant’s Telephone Number, including Area Code)

DAVID G. VAN HOOSER Harbor Funds 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110

(Name and address of Agents for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b)

under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of the Target Fund into the Acquiring Fund, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information which were filed on EDGAR on January 23, 2017 (File No. 333-215180).

HARBOR FUNDS

PART C. OTHER INFORMATION

Item 15.	Indemnification

The Registrant maintains directors and officers insurance that, subject to the terms, conditions and deductibles of the policy, covers Trustees and officers of the Registrant while acting in their capacities as such. The issuer of the policy is the Chubb Custom Insurance Company, Chubb Group of Insurance Companies. In addition, Section 2 of Article IX of Registrant’s Amended and Restated Agreement and Declaration of Trust provides indemnification of trustees, officers, employees and agents of the Registrant to the fullest extent permitted by law, subject to certain enumerated exceptions and limitations.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

Unless otherwise stated, all filing references are to File No. 033-05852. Exhibits not indicated as filed herewith are incorporated by reference to such filing.

1.	[9](a)	Amended and Restated Agreement and Declaration of Trust dated July 1, 2013
	[11](b)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated November 7, 2016
2.	[1](a)	By-Laws dated June 8, 1993
	[7](b)	Amended and Restated By-Laws dated October 1, 2006
	[8](c)	Amended and Restated By-Laws dated November 8, 2011
3.		None
4.		[12]Agreement and Plan of Reorganization dated December 19, 2016
5.	[5](a)	Article III of the Amended and Restated Declaration of Trust dated October 1, 2006
6.	[11](a)	Form of Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Strategic Growth Fund—dated March 1, 2017
	[11](b)	Form of Contractual Expense Limitation between the Registrant and Harbor Capital Advisors, Inc.—Harbor Strategic Market Fund—dated March 1, 2017
	[11](c)	Form of Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Mar Vista Investment Partners, LLC—Harbor Strategic Growth Fund—dated March 1, 2017
7.	[4](a)	Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. (f/k/a/ HCA Securities, Inc.) dated April 8, 2002
	[11](b)	Form of Amendment to Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. dated March 1, 2017
8.		None
9.	[2](a)	Custodian Agreement between the Registrant and State Street Bank and Trust Company dated November 19, 1986
	[11](b)	Form of Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company dated March 1, 2017

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10.	[8](a)	Administrative Class Shares Distribution Plan adopted August 31, 2011
	[8](b)	Investor Class Shares Distribution Plan adopted August 31, 2011
	[6](c)	Multiple Class Plan pursuant to Rule 18f-3, adopted April 8, 2002, and amended November 1, 2007
11.		[12]Opinion and Consent of Counsel dated December 19, 2016
12.		Final Opinion of Tax Counsel Supporting Tax Matters and Consequences is filed herewith
13.	[3](a)	Transfer Agency and Service Agreement between the Registrant and Harbor Services Group, Inc. (f/k/a Harbor Transfer, Inc.) dated June 7, 2001
	[10](b)	Transfer Agency and Service Agreement Amendment dated November 1, 2014
	[11](c)	Form of Transfer Agency and Service Agreement Amendment dated March 1, 2017
14.		[12]Consent of Independent Registered Public Accounting Firm dated December 16, 2016
15.		None
16.		[12]Power of Attorney dated November 7, 2016
17.		None

[1]	Filed with Post-Effective Amendment No. 22 on February 27, 1997.
[2]	Filed with Post-Effective Amendment No. 24 on February 26, 1998.
[3]	Filed with Post-Effective Amendment No. 32 on April 20, 2001.
[4]	Filed with Post-Effective Amendment No. 36 on June 20, 2002.
[5]	Filed with Post-Effective Amendment No. 53 on February 28, 2007.
[6]	Filed with Post-Effective Amendment No. 56 on February 22, 2008.
[7]	Filed with Post-Effective Amendment No. 61 on December 10, 2008.
[8]	Filed with Post-Effective Amendment No. 96 on February 27, 2012.
[9]	Filed with Post-Effective Amendment No. 101 on August 15, 2013.
[10]	Filed with Post-Effective Amendment No. 111 on October 31, 2014.
[11]	Filed with Post-Effective Amendment No. 124 on December 16, 2016.
[12]	Filed with Registration Statement on Form N-14 (File No. 333-215180) on December 19, 2016.

Item 17.	Undertakings

1.	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 23rd day of March 2017.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser Chairman, President and Trustee

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	March 23, 2017

/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	March 23, 2017

/s/ Scott M. Amero* Scott M. Amero	Trustee	March 23, 2017

/s/ Raymond J. Ball * Raymond J. Ball	Trustee	March 23, 2017

/s/ Donna J. Dean* Donna J. Dean	Trustee	March 23, 2017

/s/ Randall A. Hack* Randall A. Hack	Trustee	March 23, 2017

/s/ Robert Kasdin* Robert Kasdin	Trustee	March 23, 2017

/s/ Ann M. Spruill* Ann M. Spruill	Trustee	March 23, 2017

/s/ David G. Van Hooser David G. Van Hooser

*	Attorney-in-Fact

Dated: March 23, 2017

*	As Attorney-in-Fact pursuant to Power of Attorney filed previously.

HARBOR FUNDS

INDEX TO EXHIBITS IN REGISTRATION STATEMENT

NO.	EXHIBIT

12	Final Opinion of Tax Counsel Supporting Tax Matters and Consequences

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